Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Bonds available for sale	$ 159,061,000,000	$ 156,793,000,000		$ 198,568,000,000
Other bond securities	4,103,000,000	3,769,000,000		2,082,000,000
Equity securities	191,000,000	170,000,000		242,000,000
Derivative assets	3,369,000,000	3,252,000,000		7,267,000,000
Counterparty netting	(2,303,000,000)	(2,547,000,000)		(5,785,000,000)
Cash Collateral	(376,000,000)	(406,000,000)		(798,000,000)
Total derivative assets	690,000,000	299,000,000		684,000,000
Short-term investments	4,006,000,000	4,400,000,000		5,471,000,000
Separate account assets	87,357,000,000	84,853,000,000		109,111,000,000
Liabilities:
Policyholder contract deposits	158,025,000,000	156,058,000,000	$ 152,447,000,000	151,545,000,000	$ 148,421,000,000	$ 148,421,000,000
Derivative liabilities	2,504,000,000	3,335,000,000		6,013,000,000
Counterparty netting	(2,303,000,000)	(2,547,000,000)		(5,785,000,000)
Cash Collateral	(42,000,000)	(691,000,000)		(37,000,000)
Total derivative liabilities	159,000,000	97,000,000		191,000,000
Market risk benefit assets, at fair value	830,000,000	796,000,000		610,000,000	338,000,000	$ 338,000,000
Market risk benefit liabilities, at fair value	5,144,000,000	4,736,000,000		7,499,000,000	$ 8,739,000,000
Related Parties
Assets:
Derivative assets	3,074,000,000	3,177,000,000		7,182,000,000
Total derivative assets	210,000,000	12,000,000		256,000,000
Liabilities:
Derivative liabilities	2,268,000,000	3,154,000,000		5,778,000,000
Total derivative liabilities	(9,000,000)	0		2,000,000
Level 3
Liabilities:
Policyholder contract deposits		1,078,000,000		1,075,000,000
Fair Value Measured at Net Asset Value Per Share
Liabilities:
Private equity funds/hedge funds	6,100,000,000	6,000,000,000		5,200,000,000
U.S. government and government sponsored entities
Assets:
Bonds available for sale	1,259,000,000	1,198,000,000		1,712,000,000
Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale	6,161,000,000	5,926,000,000		8,676,000,000
Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale	833,000,000	780,000,000		1,364,000,000
Non-U.S. governments
Assets:
Bonds available for sale	4,318,000,000	4,392,000,000		6,397,000,000
Corporate debt
Assets:
Bonds available for sale	104,093,000,000	104,692,000,000		140,063,000,000
Corporate debt | Level 3
Assets:
Bonds available for sale	1,655,000,000	1,988,000,000		1,789,000,000
RMBS
Assets:
Bonds available for sale	12,478,000,000	11,944,000,000		14,958,000,000
RMBS | Related Parties
Assets:
Bonds available for sale	40,000,000	39,000,000		47,000,000
RMBS | Level 3
Assets:
Bonds available for sale	3,590,000,000	3,725,000,000		7,141,000,000
CMBS
Assets:
Bonds available for sale	10,139,000,000	10,068,000,000		11,300,000,000
CMBS | Level 3
Assets:
Bonds available for sale	570,000,000	663,000,000		887,000,000
CLO
Assets:
Bonds available for sale	9,073,000,000	8,186,000,000		7,402,000,000
CLO | Related Parties
Assets:
Bonds available for sale	238,000,000			862,000,000
ABS
Assets:
Bonds available for sale	11,540,000,000	10,387,000,000		8,060,000,000
Recurring Basis
Assets:
Bonds available for sale	159,061,000,000	156,793,000,000		198,568,000,000
Other bond securities	4,103,000,000	3,769,000,000		2,082,000,000
Equity securities	191,000,000	170,000,000		242,000,000
Other invested assets	1,852,000,000	1,832,000,000		1,892,000,000
Counterparty netting	(2,303,000,000)	(2,547,000,000)		(5,785,000,000)
Cash Collateral	(376,000,000)	(406,000,000)		(798,000,000)
Counterparty netting and cash collateral	(2,679,000,000)	(2,953,000,000)		(6,583,000,000)
Total derivative assets	690,000,000	299,000,000		684,000,000
Short-term investments	1,540,000,000	1,357,000,000		1,455,000,000
Separate account assets	87,357,000,000	84,853,000,000		109,111,000,000
Total	255,624,000,000	249,869,000,000		314,644,000,000
Liabilities:
Policyholder contract deposits	6,180,000,000	5,464,000,000		5,702,000,000
Counterparty netting	(2,303,000,000)	(2,547,000,000)		(5,785,000,000)
Cash Collateral	(42,000,000)	(691,000,000)		(37,000,000)
Counterparty netting and cash collateral	(2,345,000,000)	(3,238,000,000)		(5,822,000,000)
Total derivative liabilities	159,000,000	97,000,000		191,000,000
Fortitude Re funds withheld payable	1,774,000,000	1,262,000,000		7,974,000,000
Debt of consolidated investment entities	6,000,000	6,000,000		5,000,000
Total	13,263,000,000	11,565,000,000		21,371,000,000
Market risk benefit assets, at fair value	830,000,000	796,000,000		610,000,000
Market risk benefit liabilities, at fair value	5,144,000,000	4,736,000,000		7,499,000,000
Recurring Basis | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	6,000,000	6,000,000
Recurring Basis | Level 1
Assets:
Bonds available for sale	0	0		7,000,000
Other bond securities	0	0		0
Equity securities	140,000,000	141,000,000		238,000,000
Other invested assets	0	0		0
Derivative assets	26,000,000	12,000,000		7,000,000
Short-term investments	1,000,000	1,000,000		1,000,000
Separate account assets	84,202,000,000	81,655,000,000		105,221,000,000
Total	84,369,000,000	81,809,000,000		105,474,000,000
Liabilities:
Policyholder contract deposits	0	0		0
Derivative liabilities	36,000,000	2,000,000		2,000,000
Fortitude Re funds withheld payable	0	0		0
Debt of consolidated investment entities		0		0
Total	36,000,000	2,000,000		2,000,000
Market risk benefit assets, at fair value	0	0		0
Market risk benefit liabilities, at fair value	0	0		0
Recurring Basis | Level 1 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	0	0
Recurring Basis | Level 2
Assets:
Bonds available for sale	137,553,000,000	136,367,000,000		176,154,000,000
Other bond securities	2,979,000,000	2,465,000,000		1,455,000,000
Equity securities	1,000,000	3,000,000		2,000,000
Other invested assets	0	0		0
Derivative assets	2,472,000,000	2,641,000,000		6,768,000,000
Short-term investments	1,539,000,000	1,356,000,000		1,454,000,000
Separate account assets	3,155,000,000	3,198,000,000		3,890,000,000
Total	147,699,000,000	146,030,000,000		189,723,000,000
Liabilities:
Policyholder contract deposits	116,000,000	97,000,000		130,000,000
Derivative liabilities	2,452,000,000	3,318,000,000		5,989,000,000
Fortitude Re funds withheld payable	0	0		0
Debt of consolidated investment entities		0		0
Total	2,568,000,000	3,415,000,000		6,119,000,000
Market risk benefit assets, at fair value	0	0		0
Market risk benefit liabilities, at fair value	0	0		0
Recurring Basis | Level 2 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	0	0
Recurring Basis | Level 3
Assets:
Bonds available for sale	21,508,000,000	20,426,000,000		22,407,000,000
Other bond securities	1,124,000,000	1,304,000,000		627,000,000
Equity securities	50,000,000	26,000,000		2,000,000
Other invested assets	1,852,000,000	1,832,000,000		1,892,000,000
Derivative assets	871,000,000	599,000,000		492,000,000
Short-term investments	0	0		0
Separate account assets	0	0		0
Total	26,235,000,000	24,983,000,000		26,030,000,000
Liabilities:
Policyholder contract deposits	6,064,000,000	5,367,000,000		5,572,000,000
Derivative liabilities	16,000,000	15,000,000		22,000,000
Fortitude Re funds withheld payable	1,774,000,000	1,262,000,000		7,974,000,000
Debt of consolidated investment entities		6,000,000		5,000,000
Total	13,004,000,000	11,386,000,000		21,072,000,000
Market risk benefit assets, at fair value	830,000,000	796,000,000	666,000,000	610,000,000
Market risk benefit liabilities, at fair value	5,144,000,000	4,736,000,000	$ 6,100,000,000	7,499,000,000
Recurring Basis | Level 3 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	6,000,000	6,000,000
Recurring Basis | Interest rate contracts
Assets:
Derivative assets	1,449,000,000	1,573,000,000		1,911,000,000
Liabilities:
Derivative liabilities	2,087,000,000	2,676,000,000		1,576,000,000
Recurring Basis | Interest rate contracts | Level 1
Assets:
Derivative assets	0	1,000,000		0
Liabilities:
Derivative liabilities	0	0		1,000,000
Recurring Basis | Interest rate contracts | Level 2
Assets:
Derivative assets	1,105,000,000	1,269,000,000		1,911,000,000
Liabilities:
Derivative liabilities	2,087,000,000	2,676,000,000		1,575,000,000
Recurring Basis | Interest rate contracts | Level 3
Assets:
Derivative assets	344,000,000	303,000,000		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Foreign exchange contracts
Assets:
Derivative assets	1,230,000,000	1,247,000,000		672,000,000
Liabilities:
Derivative liabilities	356,000,000	632,000,000		366,000,000
Recurring Basis | Foreign exchange contracts | Level 1
Assets:
Derivative assets	0	0		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Foreign exchange contracts | Level 2
Assets:
Derivative assets	1,230,000,000	1,247,000,000		672,000,000
Liabilities:
Derivative liabilities	356,000,000	632,000,000		366,000,000
Recurring Basis | Foreign exchange contracts | Level 3
Assets:
Derivative assets	0	0		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Equity contracts
Assets:
Derivative assets	676,000,000	417,000,000		4,670,000,000
Liabilities:
Derivative liabilities	61,000,000	27,000,000		4,071,000,000
Recurring Basis | Equity contracts | Level 1
Assets:
Derivative assets	26,000,000	11,000,000		7,000,000
Liabilities:
Derivative liabilities	36,000,000	2,000,000		1,000,000
Recurring Basis | Equity contracts | Level 2
Assets:
Derivative assets	137,000,000	124,000,000		4,184,000,000
Liabilities:
Derivative liabilities	9,000,000	10,000,000		4,048,000,000
Recurring Basis | Equity contracts | Level 3
Assets:
Derivative assets	513,000,000	282,000,000		479,000,000
Liabilities:
Derivative liabilities	16,000,000	15,000,000		22,000,000
Recurring Basis | Credit contracts
Assets:
Derivative assets	0	0		1,000,000
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Credit contracts | Level 1
Assets:
Derivative assets	0	0		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Credit contracts | Level 2
Assets:
Derivative assets	0	0		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Credit contracts | Level 3
Assets:
Derivative assets	0	0		1,000,000
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Other contracts
Assets:
Derivative assets	14,000,000	15,000,000		13,000,000
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Other contracts | Level 1
Assets:
Derivative assets	0	0		0
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Other contracts | Level 2
Assets:
Derivative assets	0	1,000,000		1,000,000
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | Other contracts | Level 3
Assets:
Derivative assets	14,000,000	14,000,000		12,000,000
Liabilities:
Derivative liabilities	0	0		0
Recurring Basis | U.S. government and government sponsored entities
Assets:
Bonds available for sale	1,259,000,000	1,198,000,000		1,712,000,000
Other bond securities	1,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0
Recurring Basis | U.S. government and government sponsored entities | Level 2
Assets:
Bonds available for sale	1,259,000,000	1,198,000,000		1,712,000,000
Other bond securities	1,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 3
Assets:
Bonds available for sale	0	0		0
Other bond securities	0
Recurring Basis | Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale	6,161,000,000	5,926,000,000		8,676,000,000
Other bond securities	64,000,000	37,000,000		50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 2
Assets:
Bonds available for sale	5,303,000,000	5,121,000,000		7,281,000,000
Other bond securities	63,000,000	37,000,000		50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale	858,000,000	805,000,000		1,395,000,000
Other bond securities	1,000,000	0		0
Recurring Basis | Non-U.S. governments
Assets:
Bonds available for sale	4,318,000,000	4,392,000,000		6,397,000,000
Other bond securities	30,000,000	22,000,000		17,000,000
Recurring Basis | Non-U.S. governments | Level 1
Assets:
Bonds available for sale	0	0		7,000,000
Other bond securities	0	0		0
Recurring Basis | Non-U.S. governments | Level 2
Assets:
Bonds available for sale	4,318,000,000	4,392,000,000		6,390,000,000
Other bond securities	30,000,000	22,000,000		17,000,000
Recurring Basis | Non-U.S. governments | Level 3
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | Corporate debt
Assets:
Bonds available for sale	104,093,000,000	104,692,000,000		140,063,000,000
Other bond securities	2,361,000,000	2,222,000,000		1,000,000,000
Recurring Basis | Corporate debt | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | Corporate debt | Level 2
Assets:
Bonds available for sale	102,389,000,000	102,724,000,000		138,156,000,000
Other bond securities	2,231,000,000	1,805,000,000		866,000,000
Recurring Basis | Corporate debt | Level 3
Assets:
Bonds available for sale	1,704,000,000	1,968,000,000		1,907,000,000
Other bond securities	130,000,000	417,000,000		134,000,000
Recurring Basis | RMBS
Assets:
Bonds available for sale	12,478,000,000	11,944,000,000		14,958,000,000
Other bond securities	175,000,000	165,000,000		199,000,000
Recurring Basis | RMBS | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | RMBS | Level 2
Assets:
Bonds available for sale	6,791,000,000	6,274,000,000		7,363,000,000
Other bond securities	61,000,000	58,000,000		93,000,000
Recurring Basis | RMBS | Level 2 | Related Parties
Assets:
Bonds available for sale	38,000,000	37,000,000		38,000,000
Recurring Basis | RMBS | Level 2 | Related Parties | Maximum
Assets:
Other bond securities	1,000,000	1,000,000		1,000,000
Recurring Basis | RMBS | Level 3
Assets:
Bonds available for sale	5,687,000,000	5,670,000,000		7,595,000,000
Other bond securities	114,000,000	107,000,000		106,000,000
Recurring Basis | RMBS | Level 3 | Related Parties
Assets:
Bonds available for sale	2,000,000	2,000,000		9,000,000
Recurring Basis | CMBS
Assets:
Bonds available for sale	10,139,000,000	10,068,000,000		11,300,000,000
Other bond securities	257,000,000	232,000,000		234,000,000
Recurring Basis | CMBS | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | CMBS | Level 2
Assets:
Bonds available for sale	9,421,000,000	9,350,000,000		10,228,000,000
Other bond securities	230,000,000	204,000,000		201,000,000
Recurring Basis | CMBS | Level 3
Assets:
Bonds available for sale	718,000,000	718,000,000		1,072,000,000
Other bond securities	27,000,000	28,000,000		33,000,000
Recurring Basis | CLO
Assets:
Bonds available for sale	9,073,000,000	8,186,000,000		7,402,000,000
Other bond securities	364,000,000	279,000,000		283,000,000
Recurring Basis | CLO | Related Parties
Assets:
Bonds available for sale	28,000,000
Recurring Basis | CLO | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | CLO | Level 2
Assets:
Bonds available for sale	7,239,000,000	6,516,000,000		4,364,000,000
Other bond securities	293,000,000	268,000,000		134,000,000
Recurring Basis | CLO | Level 3
Assets:
Bonds available for sale	1,834,000,000	1,670,000,000		3,038,000,000
Other bond securities	71,000,000	11,000,000		149,000,000
Recurring Basis | CLO | Level 3 | Related Parties
Assets:
Bonds available for sale	17,000,000	0		862,000,000
Recurring Basis | ABS
Assets:
Bonds available for sale	11,540,000,000	10,387,000,000		8,060,000,000
Other bond securities	851,000,000	812,000,000		299,000,000
Recurring Basis | ABS | Level 1
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Recurring Basis | ABS | Level 2
Assets:
Bonds available for sale	833,000,000	792,000,000		660,000,000
Other bond securities	70,000,000	71,000,000		94,000,000
Recurring Basis | ABS | Level 3
Assets:
Bonds available for sale	10,707,000,000	9,595,000,000		7,400,000,000
Other bond securities	781,000,000	741,000,000		$ 205,000,000
Recurring Basis | Collateralized Debt Obligations | Related Parties
Assets:
Bonds available for sale	238,000,000	$ 0
Recurring Basis | Collateralized Debt Obligations | Level 3 | Related Parties
Assets:
Bonds available for sale	$ 176,000,000